Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643	54.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32000%	April 15, 2016
Class A-2a Notes	$215,000,000.00	0.810%	January 15, 2018
Class A-2b Notes	$331,400,000.00	0.676%	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.280%	September 15, 2019
Class A-4 Notes	$111,780,000.00	1.640%	June 15, 2020
Class B Notes	$47,380,000.00	2.030%	August 15, 2020
Class C Notes	$31,590,000.00	2.200%	November 15, 2020
Class D Notes	$31,590,000.00	2.700%	September 15, 2021
Total	$1,610,940,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,182,878.32

Principal:
Principal Collections	$25,697,219.70
Prepayments in Full	$13,689,153.85
Liquidation Proceeds	$661,632.54
Recoveries	$95,541.47
Sub Total	$40,143,547.56
Collections	$43,326,425.88

Purchase Amounts:
Purchase Amounts Related to Principal	$155,264.28
Purchase Amounts Related to Interest	$682.27
Sub Total	$155,946.55

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$43,482,372.43

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	11
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$43,482,372.43
Servicing Fee	$916,757.43	$916,757.43	$0.00	$0.00	$42,565,615.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$42,565,615.00
Interest - Class A-2a Notes	$86,410.11	$86,410.11	$0.00	$0.00	$42,479,204.89
Interest - Class A-2b Notes	$118,480.71	$118,480.71	$0.00	$0.00	$42,360,724.18
Interest - Class A-3 Notes	$515,200.00	$515,200.00	$0.00	$0.00	$41,845,524.18
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$41,692,758.18
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,692,758.18
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$41,612,607.01
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,612,607.01
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$41,554,692.01
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,554,692.01
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$41,483,614.51
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,483,614.51
Regular Principal Payment	$37,842,560.39	$37,842,560.39	$0.00	$0.00	$3,641,054.12
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,641,054.12
Residual Released to Depositor	$0.00	$3,641,054.12	$0.00	$0.00	$0.00
Total		$43,482,372.43

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$37,842,560.39
Total					$37,842,560.39
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$14,890,465.75	$69.26	$86,410.11	$0.40	$14,976,875.86	$69.66
Class A-2b Notes	$22,952,094.64	$69.26	$118,480.71	$0.36	$23,070,575.35	$69.62
Class A-3 Notes	$0.00	$0.00	$515,200.00	$1.07	$515,200.00	$1.07
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$37,842,560.39	$23.49	$1,082,000.49	$0.67	$38,924,560.88	$24.16

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$128,014,976.29	0.5954185	$113,124,510.54	0.5261605
Class A-2b Notes	$197,321,689.02	0.5954185	$174,369,594.38	0.5261605
Class A-3 Notes	$483,000,000.00	1.0000000	$483,000,000.00	1.0000000
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$1,030,676,665.31	0.6397983	$992,834,104.92	0.6163073

Pool Information
Weighted Average APR	3.554%	3.544%
Weighted Average Remaining Term	46.52	45.71
Number of Receivables Outstanding	57,145	55,901
Pool Balance	$1,100,108,913.29	$1,059,099,182.74
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,038,831,308.60	$1,000,373,602.25
Pool Factor	0.6589854	0.6344198

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$15,886,487.74
Yield Supplement Overcollateralization Amount	$58,725,580.49
Targeted Overcollateralization Amount	$66,265,077.82
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$66,265,077.82

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	11
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		170	$806,460.18
(Recoveries)		22	$95,541.47
Net Loss for Current Collection Period			$710,918.71
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7755%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3859%
Second Prior Collection Period			0.5028%
Prior Collection Period			0.4129%
Current Collection Period			0.7902%
Four Month Average (Current and Prior Three Collection Periods)			0.5229%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,918	$3,447,454.61
(Cumulative Recoveries)			$205,258.63
Cumulative Net Loss for All Collection Periods			$3,242,195.98
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1942%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,797.42
Average Net Loss for Receivables that have experienced a Realized Loss			$1,690.40

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.16%	574	$12,292,533.99
61-90 Days Delinquent	0.13%	60	$1,422,835.70
91-120 Days Delinquent	0.04%	16	$380,927.30
Over 120 Days Delinquent	0.03%	13	$268,824.68
Total Delinquent Receivables	1.36%	663	$14,365,121.67

Repossession Inventory:
Repossessed in the Current Collection Period		46	$1,123,767.19
Total Repossessed Inventory		60	$1,544,187.04

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1626%
Prior Collection Period			0.1820%
Current Collection Period			0.1592%
Three Month Average			0.1679%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	11

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer